Annual Fund Operating Expenses - Large Cap Equity Fund	Oct. 28, 2026
Class AMF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.99%
Expenses (as a percentage of Assets)	1.89%	[1]
Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.99%
Expenses (as a percentage of Assets)	1.64%	[1]

[1]	The Total Fund Operating Expenses differ from the Ratio of gross expenses to average net assets found within the "Financial Highlights" section of the prospectus because Other Expenses have been restated to reflect current fees.